Segment Reporting - Summary of Segment Assets on Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	$ 6,050,786	$ 4,860,403
Canada
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	2,213,562	2,208,595
United States
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	$ 3,837,224	$ 2,651,808